Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Minimum contractual future revenues
2021	$ 264,937
2022	184,259
2023	99,805
2024	83,959
2025	58,366
2026 and thereafter	46,775
Total	$ 738,101